Cover	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-15829
Entity Registrant Name	FedEx Corporation
Entity Central Index Key	0001048911
Entity Tax Identification Number	62-1721435
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	901
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
1.625% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
0.450% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
0.450% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	0.450% Notes due 2029
Trading Symbol	FDX 29B
Security Exchange Name	NYSE
4.000% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due 2030
Trading Symbol	FDX 30A
Security Exchange Name	NYSE
1.300% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	1.300% Notes due 2031
Trading Symbol	FDX 31B
Security Exchange Name	NYSE
3.500% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	3.500% Notes due 2032
Trading Symbol	FDX 32
Security Exchange Name	NYSE
0.950% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE
0.950% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2033
Trading Symbol	FDX 33A
Security Exchange Name	NYSE
4.625% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	4.625% Notes due 2034
Trading Symbol	FDX 34A
Security Exchange Name	NYSE
4.125% Notes due 2037
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2037
Trading Symbol	FDX 37
Security Exchange Name	NYSE